Significant accounting policies, judgements, estimates and assumptions - Significant accounting policies: use of judgements, estimates and assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 usd_per_mmBtu	Dec. 31, 2022 £ / tonneOfCO2Emissions	Dec. 31, 2022 € / tonneOfCO2Emissions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 usd_per_bbl	Dec. 31, 2021 usd_per_mmBtu	Dec. 31, 2021 USD ($)	Dec. 31, 2021 usd_per_bbl	Dec. 31, 2020 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in discount rate				$ 3,473
Increase (decrease) through other changes, property, plant and equipment				2,500
Profit (loss) before taxation				15,405			$ 15,227		$ (24,888)
Decommissioning
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in discount rate				3,245
Profit (loss) before taxation				$ 700
North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing | £ / tonneOfCO2Emissions		100
Gelsenkirchen refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing | € / tonneOfCO2Emissions			70
5 to 10 years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing	4.00				70	3.06		61
Later than twenty years and not later than thirty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing	3.5				45	2.8		46